Income Taxes - Income Tax Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
As at January 1	$ 1,828	$ 555	$ 979
Current tax	1,548	1,665	1,964
Withholding tax upon dividend declaration from PRC entities (note (a))	2,323	2,581	1,373
Tax paid (note (b))	(5,940)	(2,970)	(3,752)
Reclassification from non-current withholding tax	812
Reclassification to prepaid tax	485
Exchange difference	64	(3)	(9)
As at December 31	1,120	1,828	$ 555
Refund PRC EIT	$ 400
Other non-current liabilities
Non-current withholding tax		800
Other receivables, prepayments and deposits
Prepaid PRC EIT		$ 300